Item G.1.b.ii of Form N-CEN

Effective January 4, 2022, PIMCO Income Strategy Fund II adopted amended and restated by-laws (“By-laws”) to provide that the Maximum Applicable Rate will be calculated using the Secured Overnight Funding Rate plus spread adjustments identified by the International Swaps and Derivatives Association, Inc., which are intended to closely approximate the applicable U.S. LIBOR rates. The changes to the Fund’s By-laws are in connection with the future cessation of various LIBOR benchmarks/tenors currently published by ICE Benchmark Administration, including the 1-week and 2-month U.S. dollar LIBOR effective after December 31, 2021, and all remaining U.S. dollar LIBOR tenors (overnight, 1-month, 3-month, 6-month and 12-month) effective after June 30, 2023.